Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 218		$ 420,958	$ (20,091)	$ (8,068)	$ (246,891)	$ 146,126
Balance (in shares) at Dec. 31, 2020	81,703,366
Exercise of options and vesting of RSUs	$ 6		4,724	0	0	0	4,730
Exercise of options and vesting of RSUs (in shares)	2,228,230
Share-based compensation	$ 0		2,562	0	0	0	2,562
Other comprehensive income (loss), net	0		0	0	(1,439)	0	(1,439)
Net loss	0		0	0	0	(14,828)	(14,828)
Balance at Dec. 31, 2021	$ 224		428,244	(20,091)	(9,507)	(261,719)	137,151
Balance (in shares) at Dec. 31, 2021	83,931,596
Exercise of options and vesting of RSUs	$ 0		410	0	0	0	410
Exercise of options and vesting of RSUs (in shares)	422,085
Share-based compensation	$ 0		3,560	0	0	0	3,560
Other comprehensive income (loss), net	0		0	0	(1,649)	0	(1,649)
Net loss	0		0	0	0	(19,689)	(19,689)
Balance at Dec. 31, 2022	$ 224		432,214	(20,091)	(11,156)	(281,408)	$ 119,783
Balance (in shares) at Dec. 31, 2022	84,353,681						84,353,379
Exercise of options and vesting of RSUs	$ 0	[1]	39	0	0	0	$ 39
Exercise of options and vesting of RSUs (in shares)	559,738
Share-based compensation	$ 0		3,964	0	0	0	3,964
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd.	$ 0	[1]	944	0	0	0	944
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd. (in shares)	504,902
Other comprehensive income (loss), net	$ 0		0	0	3,069	0	3,069
Net loss	0		0	0	0	6,220	6,220
Balance at Dec. 31, 2023	$ 224		$ 437,161	$ (20,091)	$ (8,087)	$ (275,188)	$ 134,019
Balance (in shares) at Dec. 31, 2023	85,418,321						85,418,321

[1]	Represent an amount lower than $1